American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2026

Strategic Allocation: Conservative Fund - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 41.5%
American Century Diversified Corporate Bond ETF	324,082	15,157,315
American Century Focused Dynamic Growth ETF(2)	39,354	5,148,290
American Century Focused Large Cap Value ETF	63,188	5,072,056
American Century Multisector Income ETF	346,566	15,186,314
American Century Quality Diversified International ETF	110,845	7,667,149
American Century Short Duration Strategic Income ETF	251,577	12,941,171
American Century U.S. Quality Growth ETF(3)	96,343	10,805,831
American Century U.S. Quality Value ETF(3)	274,373	18,338,433
Avantis International Equity ETF	93,157	8,352,457
Avantis International Small Cap Value ETF	21,299	2,260,889
Avantis U.S. Equity ETF	112,552	13,741,474
Avantis U.S. Small Cap Value ETF(3)	19,794	2,378,051
TOTAL AFFILIATED FUNDS (Cost $84,405,460)		117,049,430
COMMON STOCKS — 18.5%
Aerospace and Defense — 0.5%
AAR Corp.(2)	252	27,813
Astronics Corp.(2)	310	22,134
ATI, Inc.(2)	136	21,142
Axon Enterprise, Inc.(2)	235	94,414
Babcock International Group PLC	1,238	18,651
BAE Systems PLC	4,777	132,865
Carpenter Technology Corp.	43	18,413
Curtiss-Wright Corp.	130	93,626
Exosens SAS	350	26,728
HEICO Corp.	341	92,043
Hexcel Corp.	711	66,741
Howmet Aerospace, Inc.	1,497	363,831
Karman Holdings, Inc.(2)(3)	203	13,800
L3Harris Technologies, Inc.	456	146,171
MDA Space Ltd.(2)(3)	838	25,627
Rocket Lab Corp.(2)	1,424	117,494
Rolls-Royce Holdings PLC	2,881	46,360
		1,327,853
Air Freight and Logistics — 0.1%
Deutsche Post AG	2,270	134,416
FedEx Corp.	174	70,176
		204,592
Automobile Components — 0.1%
BorgWarner, Inc.	950	54,122
Cie Generale des Etablissements Michelin SCA(3)	3,495	126,610
Continental AG(2)	937	70,896
Gentex Corp.	2,375	54,886
JTEKT Corp.	1,900	23,205
Linamar Corp.	260	17,397
		347,116
Automobiles — 0.2%
Bayerische Motoren Werke AG	408	37,337
Ferrari NV	329	113,851
Kia Corp.	212	21,866

Mercedes-Benz Group AG	1,362	79,391
Tesla, Inc.(2)	472	180,130
		432,575
Banks — 1.1%
AIB Group PLC	8,304	95,716
AL Sydbank	269	22,942
Alpha Bank SA	20,710	83,114
ANZ Group Holdings Ltd.	2,372	63,004
Banco Santander SA	12,448	151,894
Bancorp, Inc.(2)	308	18,428
Bank of America Corp.	3,520	188,179
Bankinter SA	724	12,048
Barclays PLC	24,860	146,125
BNP Paribas SA	1,436	150,811
BPER Banca SpA(3)	1,854	27,368
Coastal Financial Corp.(2)	128	9,679
Commerce Bancshares, Inc.	3,722	193,656
Erste Group Bank AG	807	89,170
First Hawaiian, Inc.	2,398	65,417
Hana Financial Group, Inc.	669	58,124
Itau Unibanco Holding SA, Preference Shares	10,400	90,962
JPMorgan Chase & Co.	662	207,358
Kyoto Financial Group, Inc.	100	2,770
Mebuki Financial Group, Inc.(3)	4,400	36,530
NatWest Group PLC	6,322	50,423
NU Holdings Ltd., Class A(2)	10,924	158,180
Prosperity Bancshares, Inc.	1,964	136,793
Regions Financial Corp.	6,013	171,671
Shinhan Financial Group Co. Ltd.	1,025	69,606
Societe Generale SA	2,727	219,524
Southstate Bank Corp.	115	11,232
Standard Chartered PLC	2,768	70,487
Suruga Bank Ltd.	3,400	50,412
Triumph Financial, Inc.(2)	140	9,475
Truist Financial Corp.	2,420	124,630
U.S. Bancorp	2,188	123,972
United Overseas Bank Ltd.	3,500	99,677
Westamerica Bancorporation	1,061	58,164
Woori Financial Group, Inc.	1,548	35,301
		3,102,842
Beverages — 0.2%
Anheuser-Busch InBev SA	1,380	104,275
Carlsberg AS, Class B	659	89,287
Heineken NV(3)	2,580	200,852
PepsiCo, Inc.	634	100,483
		494,897
Biotechnology — 0.4%
AbbVie, Inc.	556	117,494
ADMA Biologics, Inc.(2)	1,457	14,934
Alkermes PLC(2)	364	12,270
Alnylam Pharmaceuticals, Inc.(2)	690	213,548
Arcutis Biotherapeutics, Inc.(2)	474	11,006
Arrowhead Pharmaceuticals, Inc.(2)	201	14,770
Bridgebio Pharma, Inc.(2)	347	24,675
Celldex Therapeutics, Inc.(2)	245	8,056

CG oncology, Inc.(2)	125	8,343
Cogent Biosciences, Inc.(2)	298	10,665
Cytokinetics, Inc.(2)	154	9,851
Evommune, Inc.(2)	171	4,070
Gilead Sciences, Inc.	824	107,812
Grifols SA, Class B, Preference Shares	3,443	28,592
Insmed, Inc.(2)	1,191	162,369
Ionis Pharmaceuticals, Inc.~~(2)~~	137	10,242
Madrigal Pharmaceuticals, Inc.(2)	50	25,870
Mineralys Therapeutics, Inc.(2)	302	8,048
Natera, Inc.(2)	697	143,694
Newamsterdam Pharma Co. NV(2)(3)	125	3,570
Nuvalent, Inc., Class A(2)	141	14,140
Praxis Precision Medicines, Inc.(2)	36	11,478
Protagonist Therapeutics, Inc.(2)	179	17,716
Revolution Medicines, Inc.(2)	101	14,556
Scholar Rock Holding Corp.(2)	242	11,280
UroGen Pharma Ltd.(2)	393	9,365
Vaxcyte, Inc.(2)	114	6,525
Vera Therapeutics, Inc.(2)	243	8,653
Vertex Pharmaceuticals, Inc.(2)	161	68,808
Viking Therapeutics, Inc.(2)	2,697	84,092
Xenon Pharmaceuticals, Inc.(2)	234	13,113
		1,199,605
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	1,300	21,425
Alibaba Group Holding Ltd., ADR	802	105,768
Amazon.com, Inc.(2)	2,001	530,385
Coupang, Inc.(2)	5,328	106,453
Ollie's Bargain Outlet Holdings, Inc.(2)	76	6,575
Ryohin Keikaku Co. Ltd.	4,800	111,182
		881,788
Building Products — 0.3%
A.O. Smith Corp.	1,345	83,175
Cie de Saint-Gobain SA	1,069	97,942
Daikin Industries Ltd.	600	84,777
Fortune Brands Innovations, Inc.	242	9,811
Hayward Holdings, Inc.(2)	1,943	29,164
Johnson Controls International PLC	1,430	208,823
Masco Corp.	808	58,031
Munters Group AB(3)	578	12,742
Owens Corning	569	70,180
Trane Technologies PLC	249	122,642
Trex Co., Inc.(2)	418	16,386
Volution Group PLC	2,215	18,575
		812,248
Capital Markets — 0.5%
Ameriprise Financial, Inc.	326	154,781
Bank of New York Mellon Corp.	185	24,858
Blackrock, Inc.	80	85,248
Etoro Group Ltd., Class A(2)	234	8,326
flatexDEGIRO SE	633	22,648
Goldman Sachs Group, Inc.	128	118,243
Hamilton Lane, Inc., Class A(3)	137	12,603
HUB24 Ltd.	106	6,486

Intercontinental Exchange, Inc.	387	61,181
KKR & Co., Inc.	512	53,422
London Stock Exchange Group PLC	933	121,063
LPL Financial Holdings, Inc.	409	136,659
Miami International Holdings, Inc.(2)	313	14,551
Morgan Stanley	537	102,347
MSCI, Inc.	66	39,033
Northern Trust Corp.	905	150,538
Piper Sandler Cos.	220	19,184
Raymond James Financial, Inc.	401	63,486
Robinhood Markets, Inc., Class A(2)	528	38,486
S&P Global, Inc.	269	116,001
St. James's Place PLC	322	5,317
T. Rowe Price Group, Inc.	687	70,679
XP, Inc., Class A	6,791	130,116
		1,555,256
Chemicals — 0.2%
Arkema SA	1,389	101,375
CF Industries Holdings, Inc.	399	49,556
Ecolab, Inc.	275	71,665
Element Solutions, Inc.	460	19,591
Linde PLC	276	138,314
Novonesis Novozymes B, Class B	2,324	142,800
PPG Industries, Inc.	576	62,496
Resonac Holdings Corp.(3)	300	27,454
Sensient Technologies Corp.	178	20,228
Tokyo Ohka Kogyo Co. Ltd.(3)	400	23,516
		656,995
Commercial Services and Supplies — 0.1%
Bilfinger SE	146	16,838
Casella Waste Systems, Inc., Class A(2)	199	15,771
Daiei Kankyo Co. Ltd.	600	14,413
ISS AS	396	14,527
Mitie Group PLC	15,481	36,709
OPENLANE, Inc.(2)	776	24,397
Park24 Co. Ltd.	800	9,408
Republic Services, Inc.	618	129,298
		261,361
Communications Equipment — 0.1%
Ciena Corp.(2)	93	49,065
F5, Inc.(2)	347	112,393
Filtronic PLC(2)	1,262	5,013
Motorola Solutions, Inc.	245	107,563
		274,034
Construction and Engineering — 0.2%
Argan, Inc.	55	36,849
Balfour Beatty PLC	2,347	26,080
Construction Partners, Inc., Class A(2)	144	17,807
Eiffage SA	186	29,989
EMCOR Group, Inc.	181	161,392
Kinden Corp.	300	16,074
Kumagai Gumi Co. Ltd.	2,000	19,175
Quanta Services, Inc.	422	307,119
Sacyr SA	2,569	14,142
Sterling Infrastructure, Inc.(2)	99	51,046

Ventia Services Group Pty. Ltd.	3,067	11,807
		691,480
Construction Materials — 0.1%
Amrize Ltd.(2)	1,474	79,272
SigmaRoc PLC(2)	11,269	18,902
Titan America SA(2)	585	9,646
Vulcan Materials Co.	504	152,077
		259,897
Consumer Finance — 0.1%
American Express Co.	363	117,267
Dave, Inc.(2)	62	16,863
Enova International, Inc.(2)	95	16,094
Figure Technology Solutions, Inc., Class A(2)(3)	256	8,986
		159,210
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	1,087	97,164
Casey's General Stores, Inc.	182	149,631
Costco Wholesale Corp.	94	95,366
Koninklijke Ahold Delhaize NV	1,922	90,158
PriceSmart, Inc.	100	15,692
Raia Drogasil SA	20,400	90,057
Sprouts Farmers Market, Inc.(2)	409	33,477
Sysco Corp.	1,191	88,980
Target Corp.	295	38,276
Tesco PLC	10,138	66,414
		765,215
Containers and Packaging — 0.1%
Ball Corp.	1,015	61,997
Packaging Corp. of America	747	159,447
Rengo Co. Ltd.	2,100	16,546
Verallia SA	2,522	60,390
		298,380
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(2)	274	22,224
Duolingo, Inc.(2)	121	13,322
		35,546
Diversified REITs — 0.2%
British Land Co. PLC	10,680	56,513
Broadstone Net Lease, Inc.	3,183	63,024
CapitaLand Integrated Commercial Trust	62,500	116,407
Charter Hall Group(3)	3,081	45,371
Essential Properties Realty Trust, Inc.	1,847	58,051
Merlin Properties Socimi SA(3)	5,924	103,594
WP Carey, Inc.	1,230	89,704
		532,664
Diversified Telecommunication Services — 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	10,064	27,378
Deutsche Telekom AG	1,608	51,940
Globalstar, Inc.(2)	204	16,789
Singapore Telecommunications Ltd.	28,300	102,497
Telkom Indonesia Persero Tbk. PT	722,000	118,107
Verizon Communications, Inc.	979	47,021
Zegona Communications PLC	912	21,772
		385,504
Electric Utilities — 0.4%
Duke Energy Corp.	874	113,227

Evergy, Inc.	2,202	182,414
Eversource Energy	1,448	102,374
Iberdrola SA	6,335	148,519
NextEra Energy, Inc.	2,530	247,636
Oklo, Inc.(2)(3)	81	5,872
PPL Corp.	1,871	70,050
Xcel Energy, Inc.	2,161	179,255
		1,049,347
Electrical Equipment — 0.5%
Accelleron Industries AG	221	23,678
Eaton Corp. PLC	285	123,408
Fujikura Ltd.	3,600	138,899
GE Vernova, Inc.	101	109,429
Hubbell, Inc.	103	52,342
Nexans SA	38	7,093
NKT AS(2)	105	15,510
Regal Rexnord Corp.	97	20,858
Schneider Electric SE	461	146,694
Sensata Technologies Holding PLC	2,042	85,029
Siemens Energy AG	721	152,796
Sinfonia Technology Co. Ltd.(3)	400	36,769
SWCC Corp.	200	20,471
Vertiv Holdings Co., Class A	1,300	427,037
		1,360,013
Electronic Equipment, Instruments and Components — 0.3%
Alps Alpine Co. Ltd.(3)	1,900	28,512
Amphenol Corp., Class A	405	59,644
CDW Corp.	519	71,056
Cognex Corp.	350	19,429
Coherent Corp.(2)	234	74,812
Delta Electronics, Inc.	1,000	70,125
Fabrinet(2)	49	33,490
Furuno Electric Co. Ltd.(3)	300	13,920
Itron, Inc.(2)	90	7,542
Keyence Corp.	100	45,543
Koa Corp.	600	7,229
Lagercrantz Group AB, B Shares	464	12,270
Littelfuse, Inc.	63	25,463
Meiko Electronics Co. Ltd.	100	20,191
Mirion Technologies, Inc., Class A(2)	1,027	20,283
Novanta, Inc.(2)	184	23,834
Plexus Corp.(2)	157	39,341
Ralliant Corp.	1,314	59,708
TE Connectivity PLC	161	34,077
Vontier Corp.	1,359	48,761
		715,230
Energy Equipment and Services — 0.2%
Baker Hughes Co.	3,094	215,559
DOF Group ASA	1,757	26,030
Expro Group Holdings NV(2)	637	11,600
SBM Offshore NV	510	21,818
SLB Ltd.	5,170	294,070
Subsea 7 SA	623	22,443
TechnipFMC PLC	153	11,562
Tecnicas Reunidas SA(2)	507	21,008
		624,090

Entertainment — 0.1%
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	18,393
Netflix, Inc.(2)	1,066	99,788
ROBLOX Corp., Class A(2)	2,370	130,966
Spotify Technology SA(2)	326	145,576
		394,723
Financial Services — 0.2%
Affirm Holdings, Inc.(2)	1,314	84,463
Chime Financial, Inc., Class A(2)	661	14,449
Corpay, Inc.(2)	477	146,186
Mastercard, Inc., Class A	415	208,712
Toast, Inc., Class A(2)	3,165	90,266
Visa, Inc., Class A	356	117,423
		661,499
Food Products — 0.0%
Cranswick PLC	149	10,907
Freshpet, Inc.(2)	133	8,962
Greencore Group PLC	4,574	15,692
Mondelez International, Inc., Class A	1,024	62,915
Morinaga Milk Industry Co. Ltd.	500	15,088
Premium Brands Holdings Corp.(3)	157	9,853
		123,417
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	400	6,867
ONE Gas, Inc.	1,716	153,101
Spire, Inc.	910	82,974
		242,942
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd.	696	60,533
CSX Corp.	2,620	119,027
Norfolk Southern Corp.	234	73,904
Uber Technologies, Inc.(2)	762	56,853
Union Pacific Corp.	278	74,915
XPO, Inc.(2)	499	109,845
		495,077
Health Care Equipment and Supplies — 0.5%
Alphatec Holdings, Inc.(2)	2,101	20,506
Asahi Intecc Co. Ltd.	900	18,938
Becton Dickinson & Co.	911	135,775
Dexcom, Inc.(2)	2,234	133,035
Envista Holdings Corp.(2)	2,770	71,854
EssilorLuxottica SA	440	93,135
GE HealthCare Technologies, Inc.	1,871	113,832
IDEXX Laboratories, Inc.(2)	329	184,503
Intuitive Surgical, Inc.(2)	127	58,116
Medtronic PLC	1,183	95,787
SI-BONE, Inc.(2)	823	10,197
Terumo Corp.	9,900	125,968
UFP Technologies, Inc.(2)	37	7,090
Zimmer Biomet Holdings, Inc.	2,586	213,164
		1,281,900
Health Care Providers and Services — 0.5%
Cencora, Inc.	995	306,470
Chartwell Retirement Residences	4,032	63,937
Cigna Group	383	111,292

Encompass Health Corp.	197	19,700
Ensign Group, Inc.	104	19,416
Extendicare, Inc.	834	18,407
Galenica AG	99	10,548
Guardant Health, Inc.(2)	233	20,290
HealthEquity, Inc.(2)	241	19,769
Henry Schein, Inc.(2)	2,471	184,312
Hinge Health, Inc., Class A(2)	425	18,955
Labcorp Holdings, Inc.	659	169,231
Omada Health, Inc.(2)(3)	950	13,851
PACS Group, Inc.(2)	311	10,434
Pediatrix Medical Group, Inc.(2)	318	7,158
Quest Diagnostics, Inc.	526	102,149
RadNet, Inc.(2)	316	17,870
Sienna Senior Living, Inc.(3)	1,392	23,980
U.S. Physical Therapy, Inc.	110	7,834
UnitedHealth Group, Inc.	207	76,689
Universal Health Services, Inc., Class B	548	92,212
		1,314,504
Health Care REITs — 0.5%
Aedifica SA(3)	628	52,941
American Healthcare REIT, Inc.	1,943	98,666
CareTrust REIT, Inc.	3,636	143,440
Healthpeak Properties, Inc.	3,979	64,340
Janus Living, Inc., Class A-1(2)	1,382	36,264
Omega Healthcare Investors, Inc.	959	45,044
Ventas, Inc.	2,725	239,419
Welltower, Inc.	3,094	672,450
		1,352,564
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	5,870	124,033
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(2)	191	26,809
Booking Holdings, Inc.	375	63,135
Chipotle Mexican Grill, Inc.(2)	1,132	38,476
DoorDash, Inc., Class A(2)	305	51,438
Expedia Group, Inc.	259	64,328
Flutter Entertainment PLC(2)	597	64,434
Hilton Worldwide Holdings, Inc.	1,225	396,986
Life Time Group Holdings, Inc.(2)	721	19,330
Lottomatica Group SpA	751	22,081
Marriott International, Inc., Class A	296	107,060
Planet Fitness, Inc., Class A(2)	137	9,134
Royal Caribbean Cruises Ltd.	922	243,187
Shake Shack, Inc., Class A(2)	141	14,447
Sodexo SA(3)	1,004	51,067
Viking Holdings Ltd.(2)	802	65,692
Whitbread PLC	2,193	66,662
Wingstop, Inc.	82	13,453
		1,317,719
Household Durables — 0.2%
Barratt Redrow PLC	13,139	44,748
Casio Computer Co. Ltd.	2,300	23,336
De' Longhi SpA	344	13,377
Haseko Corp.	1,000	17,269

Mohawk Industries, Inc.(2)	472	49,824
Neinor Homes SA	2,235	43,727
PulteGroup, Inc.	715	87,487
Sony Group Corp.	5,000	100,177
Taylor Wimpey PLC	64,667	68,405
TopBuild Corp.(2)	155	68,618
		516,968
Household Products — 0.2%
Church & Dwight Co., Inc.	1,038	100,748
Clorox Co.	397	38,287
Colgate-Palmolive Co.	802	68,459
Henkel AG & Co. KGaA, Preference Shares	549	39,949
Kimberly-Clark Corp.	2,051	201,880
Procter & Gamble Co.	921	135,470
Reckitt Benckiser Group PLC	1,179	75,018
		659,811
Independent Power and Renewable Electricity Producers — 0.1%
Orsted AS(2)	2,528	67,608
Talen Energy Corp.(2)	81	30,166
TransAlta Corp.	1,571	19,580
Vistra Corp.	831	131,165
		248,519
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	448	96,020
Industrial REITs — 0.3%
EastGroup Properties, Inc.	453	91,144
GLP J-Reit	24	20,799
Goodman Group	7,820	169,426
LaSalle Logiport REIT	23	22,482
Prologis, Inc.	3,961	562,541
Tritax Big Box REIT PLC	51,710	106,140
		972,532
Insurance — 0.5%
Aegon Ltd.	8,705	72,135
AIA Group Ltd.	9,400	103,200
Allstate Corp.	549	119,276
Bowhead Specialty Holdings, Inc.(2)	429	10,202
Hanover Insurance Group, Inc.	252	47,298
Intact Financial Corp.	502	96,730
Marsh & McLennan Cos., Inc.	1,327	222,551
MetLife, Inc.	1,139	91,234
Phoenix Financial Ltd.	421	25,331
Progressive Corp.	255	51,326
Prudential PLC	8,308	125,198
Reinsurance Group of America, Inc.	647	136,815
Sompo Holdings, Inc.	1,800	66,988
Storebrand ASA	1,985	38,372
Willis Towers Watson PLC	507	129,893
		1,336,549
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A	2,530	973,544
Meta Platforms, Inc., Class A	385	235,585
Reddit, Inc., Class A(2)	586	86,277
Tencent Holdings Ltd.	2,100	127,538
		1,422,944

IT Services — 0.4%
Accenture PLC, Class A	169	30,202
Akamai Technologies, Inc.(2)	695	71,571
Amdocs Ltd.	1,385	89,568
Capgemini SE	447	54,362
Cloudflare, Inc., Class A(2)	1,189	243,709
Cognizant Technology Solutions Corp., Class A	1,390	73,531
Computacenter PLC	388	19,645
DigitalOcean Holdings, Inc.(2)	101	9,739
GDS Holdings Ltd., ADR(2)(3)	820	34,670
International Business Machines Corp.	669	154,526
MongoDB, Inc.(2)	97	24,331
NEC Corp.	2,200	58,520
NEXTDC Ltd.(2)(3)	6,120	63,525
Okta, Inc.(2)	1,196	88,085
Samsung SDS Co. Ltd.	752	85,119
Snowflake, Inc., Class A(2)	362	49,402
Twilio, Inc., Class A(2)	675	99,941
		1,250,446
Leisure Products — 0.0%
Brunswick Corp.(3)	127	10,090
Callaway Golf Co.(2)	708	10,832
Technogym SpA	996	23,466
		44,388
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	349	40,327
Bio-Techne Corp.	2,037	112,687
Danaher Corp.	567	101,465
IQVIA Holdings, Inc.(2)	521	82,511
Lonza Group AG	160	98,371
Siegfried Holding AG(2)(3)	117	11,800
Thermo Fisher Scientific, Inc.	171	81,902
Waters Corp.(2)	172	53,188
West Pharmaceutical Services, Inc.	446	132,725
		714,976
Machinery — 0.5%
Atlas Copco AB, A Shares	5,077	97,568
CECO Environmental Corp.(2)	491	36,403
CNH Industrial NV	3,386	36,264
Construcciones y Auxiliar de Ferrocarriles SA	249	18,746
Crane Co.	407	72,336
Cummins, Inc.	391	262,365
Deere & Co.	134	79,043
Deutz AG	1,064	12,442
Dover Corp.	129	29,207
FANUC Corp.	2,600	114,850
Flowserve Corp.	235	17,305
Fortive Corp.	874	52,256
IDEX Corp.	152	33,113
IMI PLC	657	25,024
Kurita Water Industries Ltd.	500	27,024
Nabtesco Corp.	900	29,766
Organo Corp.	100	10,105
Oshkosh Corp.	356	55,643
PACCAR, Inc.	337	40,036

Parker-Hannifin Corp.	87	79,119
RBC Bearings, Inc.(2)	64	38,342
Stanley Black & Decker, Inc.	709	55,415
Techtronic Industries Co. Ltd.	4,500	65,249
Timken Co.	462	51,231
Toro Co.	408	38,829
Weir Group PLC	562	20,370
Xylem, Inc.	747	88,265
Yaskawa Electric Corp.(3)	800	28,368
		1,514,684
Media — 0.0%
Magnite, Inc.(2)	1,252	16,044
New York Times Co., Class A	216	17,071
Publicis Groupe SA	1,093	102,127
		135,242
Metals and Mining — 0.2%
Antofagasta PLC	1,645	79,779
Capstone Copper Corp.(2)	4,652	38,768
Genesis Minerals Ltd.(2)	6,458	27,827
GMK Norilskiy Nickel PAO(2)(4)	94,900	1
Iluka Resources Ltd.	1,541	9,168
Lynas Rare Earths Ltd.(2)(3)	1,644	23,322
Materion Corp.	104	19,116
MP Materials Corp.(2)(3)	429	28,331
OceanaGold Corp.	597	18,486
PLS Group Ltd.(2)(3)	6,219	27,671
Reliance, Inc.	254	92,075
Salzgitter AG	356	20,137
Sandfire Resources Ltd.(2)	1,994	24,091
SSR Mining, Inc.(2)	708	20,398
Taseko Mines Ltd.(2)	1,526	10,926
Vale SA	3,800	62,405
		502,501
Multi-Utilities — 0.0%
ACEA SpA	631	16,557
Northwestern Energy Group, Inc.	1,382	99,974
		116,531
Office REITs — 0.0%
Mindspace Business Parks REIT	3,401	16,765
SL Green Realty Corp.(3)	868	36,812
		53,577
Oil, Gas and Consumable Fuels — 0.7%
Cameco Corp.	377	46,386
Cardinal Energy Ltd.(3)	998	9,118
Centrus Energy Corp., Class A(2)(3)	48	10,126
Cheniere Energy, Inc.	136	37,393
Coterra Energy, Inc.	1,936	69,522
Diamondback Energy, Inc.	742	152,577
Energy Fuels, Inc.(2)(3)	383	8,288
Eni SpA	5,355	151,420
Enterprise Products Partners LP	3,591	138,972
EQT Corp.	1,067	64,105
Equinor ASA	3,059	124,493
Gaztransport Et Technigaz SA	104	25,303
Murphy Oil Corp.	550	22,968

NAC Kazatomprom JSC, GDR	466	41,204
ONEOK, Inc.	341	31,529
Parex Resources, Inc.	515	10,851
Permian Resources Corp.	3,750	81,075
Phillips 66	572	102,474
Repsol SA	5,235	140,618
Shell PLC	4,644	211,148
Targa Resources Corp.	757	196,881
TC Energy Corp.	1,792	120,157
TotalEnergies SE	829	77,075
Williams Cos., Inc.	1,737	132,550
		2,006,233
Paper and Forest Products — 0.0%
Mondi PLC	7,837	80,967
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(2)(3)	290	11,342
Southwest Airlines Co.	1,564	59,307
		70,649
Personal Care Products — 0.1%
Kenvue, Inc.	2,011	35,253
L'Oreal SA	235	101,212
Shiseido Co. Ltd.	700	14,297
		150,762
Pharmaceuticals — 0.4%
ALK-Abello AS	735	27,530
AstraZeneca PLC	1,039	197,121
AstraZeneca PLC	659	123,477
Bristol-Myers Squibb Co.	690	41,807
Crinetics Pharmaceuticals, Inc.(2)	307	11,905
Edgewise Therapeutics, Inc.(2)	380	11,765
Eli Lilly & Co.	193	180,378
Financiere de Tubize SA(3)	47	10,823
Galderma Group AG(2)	727	152,520
GSK PLC	7,654	200,669
Merck & Co., Inc.	591	64,525
Nuvation Bio, Inc.(2)	967	4,303
Roche Holding AG	56	22,820
Structure Therapeutics, Inc., ADR(2)	1,625	67,356
Zoetis, Inc.	550	63,234
		1,180,233
Professional Services — 0.1%
Adecco Group AG	3,935	90,682
ALS Ltd.	1,491	23,282
Automatic Data Processing, Inc.	303	64,218
CACI International, Inc., Class A(2)	125	64,942
First Advantage Corp.(2)	728	9,289
Randstad NV	2,976	88,183
		340,596
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.	115	12,027
CTP NV(3)	1,566	29,602
FirstService Corp. (Toronto)	79	10,585
Gemlife Communities Group(2)	5,815	19,517
Hongkong Land Holdings Ltd.	5,100	40,321
Katitas Co. Ltd.	1,600	31,940

Mitsubishi Estate Co. Ltd.	1,900	54,147
Sumitomo Realty & Development Co. Ltd.	6,800	210,797
Sun Hung Kai Properties Ltd.	1,500	26,261
Tokyo Tatemono Co. Ltd.	500	11,505
UOL Group Ltd.	3,900	32,626
		479,328
Residential REITs — 0.2%
American Homes 4 Rent, Class A	860	27,382
Camden Property Trust	575	60,387
Equity Residential	2,344	153,251
Essex Property Trust, Inc.	715	188,195
Sun Communities, Inc.	611	78,110
		507,325
Retail REITs — 0.4%
Agree Realty Corp.(3)	529	40,791
Brixmor Property Group, Inc.	3,101	93,309
Curbline Properties Corp.	876	24,178
Japan Metropolitan Fund Invest	80	59,288
Link REIT	11,000	55,388
Macerich Co.	2,256	49,023
NETSTREIT Corp.(3)	4,196	86,312
Phillips Edison & Co., Inc.	1,846	74,144
Realty Income Corp.	2,257	144,990
Regency Centers Corp.	1,901	147,993
Scentre Group	28,098	75,505
Simon Property Group, Inc.	650	132,411
Tanger, Inc.	1,063	39,416
Unibail-Rodamco-Westfield	668	81,100
		1,103,848
Semiconductors and Semiconductor Equipment — 1.4%
Analog Devices, Inc.	545	219,232
Applied Materials, Inc.	312	123,081
ASML Holding NV	163	235,624
Astera Labs, Inc.(2)	338	65,822
Broadcom, Inc.	1,210	505,090
Credo Technology Group Holding Ltd.(2)	168	29,234
Impinj, Inc.(2)	125	18,115
Infineon Technologies AG	1,581	106,331
Kokusai Electric Corp.	600	25,251
Lam Research Corp.	356	91,798
Lattice Semiconductor Corp.(2)	991	121,180
MACOM Technology Solutions Holdings, Inc.(2)	86	24,218
Micron Technology, Inc.	255	131,876
MKS, Inc.	76	21,565
Monolithic Power Systems, Inc.	170	274,450
Nova Ltd.(2)	34	17,015
NVIDIA Corp.	5,606	1,118,789
NXP Semiconductors NV	295	86,609
ON Semiconductor Corp.(2)	833	83,975
Onto Innovation, Inc.(2)	63	18,589
Silicon Laboratories, Inc.(2)	179	38,968
SiTime Corp.(2)	61	34,291
SUMCO Corp.	5,400	86,155
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	416,531
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	173	68,518

Teradyne, Inc.	288	98,919
Tower Semiconductor Ltd.(2)	106	23,431
		4,084,657
Software — 0.7%
Agilysys, Inc.(2)	241	15,438
AppLovin Corp., Class A(2)	103	45,974
Braze, Inc., Class A(2)	501	11,037
Cadence Design Systems, Inc.(2)	792	261,035
Cellebrite DI Ltd.(2)	827	10,751
Core Scientific, Inc.(2)	825	16,500
Crowdstrike Holdings, Inc., Class A(2)	116	51,707
Datadog, Inc., Class A(2)	1,223	161,668
Descartes Systems Group, Inc.(2)	143	10,312
Descartes Systems Group, Inc.(2)	102	7,360
Dynatrace, Inc.(2)	1,306	47,290
Elastic NV(2)	116	5,386
Fair Isaac Corp.(2)	61	62,525
HubSpot, Inc.(2)	171	37,921
Klaviyo, Inc., Class A(2)	764	15,349
Microsoft Corp.	2,059	839,619
Q2 Holdings, Inc.(2)	356	18,067
Riot Platforms, Inc.(2)(3)	885	15,257
Salesforce, Inc.	220	38,837
Samsara, Inc., Class A(2)	3,163	90,905
ServiceNow, Inc.(2)	570	50,337
Workday, Inc., Class A(2)	325	39,780
Zscaler, Inc.(2)	374	48,874
		1,901,929
Specialized REITs — 0.5%
American Tower Corp.	478	87,335
CubeSmart	1,680	68,006
Digital Realty Trust, Inc.	1,252	251,577
Equinix, Inc.	421	455,872
Extra Space Storage, Inc.	218	31,246
Iron Mountain, Inc.	1,525	192,135
Keppel DC REIT	35,000	64,776
Millrose Properties, Inc.	1,281	39,288
Outfront Media, Inc.	1,488	45,905
Public Storage	252	76,217
VICI Properties, Inc.	1,354	39,537
		1,351,894
Specialty Retail — 0.4%
Aritzia, Inc.(2)	1,331	140,483
Auto1 Group SE(2)	488	10,423
Boot Barn Holdings, Inc.(2)	132	22,631
Burlington Stores, Inc.(2)	486	155,525
Carvana Co.(2)	437	172,965
Clas Ohlson AB, B Shares	423	18,305
Five Below, Inc.(2)	111	26,158
Groupe Dynamite, Inc.(3)	330	21,561
Home Depot, Inc.	486	159,797
National Vision Holdings, Inc.(2)	558	12,957
Nextage Co. Ltd.	1,600	35,121
O'Reilly Automotive, Inc.(2)	764	75,942
RealReal, Inc.(2)	983	11,688

TJX Cos., Inc.	932	146,091
Tractor Supply Co.	2,260	79,326
Wayfair, Inc., Class A(2)	202	12,914
		1,101,887
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	2,343	635,773
Everpure, Inc., Class A(2)	808	57,732
HP, Inc.	3,383	70,569
Samsung Electronics Co. Ltd.	1,696	255,396
Western Digital Corp.	167	72,565
		1,092,035
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	400	11,359
On Holding AG, Class A(2)	3,575	127,306
Seiko Group Corp.	500	18,573
Tapestry, Inc.	301	43,657
		200,895
Tobacco — 0.1%
British American Tobacco PLC	2,635	155,188
Trading Companies and Distributors — 0.4%
Applied Industrial Technologies, Inc.	55	16,816
Bunzl PLC	6,263	206,466
Diploma PLC	132	12,493
Fastenal Co.	3,399	152,717
Ferguson Enterprises, Inc.	249	66,660
Herc Holdings, Inc.	176	22,338
MSC Industrial Direct Co., Inc., Class A	1,306	133,565
SiteOne Landscape Supply, Inc.(2)	123	15,504
Sojitz Corp.	700	26,218
Sumitomo Corp.	2,600	96,674
Sunbelt Rentals Holdings, Inc.	793	59,605
United Rentals, Inc.	88	84,466
WESCO International, Inc.	328	114,511
		1,008,033
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	281,800	32,524
Millicom International Cellular SA	337	28,604
		61,128
TOTAL COMMON STOCKS (Cost $37,005,856)		52,199,391
U.S. TREASURY SECURITIES — 12.6%
U.S. Treasury Bonds, 2.50%, 2/15/45	400,000	277,937
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,621,975	2,611,514
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	425,912	375,536
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,784,665	3,772,949
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	1,375,977	1,378,245
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,636,835	4,615,437
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,235,475	3,227,775
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	1,557,825	1,591,021
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	4,699,481	4,527,829
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	2,399,001	2,229,282
U.S. Treasury Notes, 3.375%, 12/31/27(5)	1,300,000	1,289,488
U.S. Treasury Notes, 4.125%, 11/30/29	3,587,000	3,607,527
U.S. Treasury Notes, 3.50%, 11/30/30	2,200,000	2,153,766
U.S. Treasury Notes, 3.625%, 12/31/30	3,320,000	3,265,920
U.S. Treasury Notes, 3.75%, 1/31/31	732,100	723,807
TOTAL U.S. TREASURY SECURITIES (Cost $36,906,567)		35,648,033

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.2%
FHLMC, 4.50%, 10/1/52		1,146,163	1,108,040
FHLMC, 5.50%, 12/1/52		1,140,668	1,153,262
FHLMC, 5.00%, 6/1/53		1,276,162	1,263,617
FHLMC, 5.00%, 1/1/54		706,876	698,593
FHLMC, 5.00%, 12/1/54		714,324	704,896
FHLMC, 5.50%, 11/1/55		581,992	585,618
FHLMC, 5.50%, 1/1/56		578,156	582,839
FNMA, 4.50%, 10/1/52		2,542,006	2,459,026
FNMA, 5.50%, 3/1/54		1,297,464	1,307,703
FNMA, 4.00%, 1/1/55		1,417,346	1,332,652
GNMA, 5.00%, TBA		1,378,000	1,366,253
GNMA, 8.25%, 7/15/26		302	302
GNMA, 7.00%, 12/15/27		2,741	2,776
GNMA, 6.50%, 3/15/28		1,393	1,407
GNMA, 6.00%, 10/15/28		2,000	2,038
GNMA, 7.00%, 5/15/31		975	1,010
GNMA, 6.50%, 10/15/38		112,166	121,338
GNMA, 3.50%, 6/20/42		75,301	70,784
GNMA, 4.00%, 4/20/54		1,846,085	1,729,024
UMBS, 5.00%, TBA		1,686,000	1,661,257
UMBS, 5.50%, TBA		1,215,000	1,221,234
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,302,422)			17,373,669
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.9%
Australia — 0.4%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	254,470
Queensland Treasury Corp., 4.50%, 8/22/35(6)	AUD	510,000	337,404
Treasury Corp. of Victoria, 2.00%, 9/17/35	AUD	870,000	459,395
			1,051,269
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	800,000	900,083
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	57,050
			957,133
Canada — 0.7%
Canada Government Bonds, 2.50%, 5/1/28	CAD	1,738,000	1,268,285
Canada Government Bonds, 2.50%, 12/1/32	CAD	600,000	419,777
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	271,961
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,579
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	62,151
			2,047,753
Colombia — 0.1%
Colombia Government International Bonds, 5.00%, 9/19/32	EUR	310,000	349,528
Hungary — 0.2%
Hungary Government Bonds, 4.00%, 4/28/51	HUF	182,000,000	429,798
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	2,800,000,000	163,180
Japan — 0.4%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	52,400
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	283,661
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	81,500,000	298,562
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	153,280
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	42,300,000	181,074
			968,977

Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	750,000	192,701
Mexico — 0.4%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)		504,000	508,511
Mexico Government International Bonds, 4.875%, 5/16/36	EUR	530,000	615,666
			1,124,177
New Zealand — 1.3%
New Zealand Government Bonds, 2.00%, 5/15/32	NZD	2,000,000	1,036,595
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	4,540,000	2,661,450
			3,698,045
Norway — 0.3%
Norway Government Bonds, 4.125%, 6/3/36(6)	NOK	8,372,000	880,916
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 4/4/38(6)	PYG	1,960,000,000	320,212
Saudi Arabia — 0.2%
Saudi Government International Bonds, 4.875%, 1/12/36(6)		620,000	610,741
Spain — 0.6%
Spain Government Bonds, 3.10%, 7/30/31	EUR	1,490,000	1,757,612
United Kingdom — 0.7%
U.K. Gilts, 4.75%, 10/22/35	GBP	1,548,000	2,064,302
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,301,273)			16,616,344
CORPORATE BONDS — 5.5%
Aerospace and Defense — 0.1%
Embraer Netherlands Finance BV, 5.40%, 1/9/38		96,000	93,408
Ford Motor Co., 3.25%, 2/12/32		37,000	32,477
Hexcel Corp., 4.90%, 5/15/31		60,000	60,045
Lockheed Martin Corp., 4.50%, 2/15/29		92,000	92,573
RTX Corp., 6.40%, 3/15/54		42,000	45,283
			323,786
Air Freight and Logistics — 0.0%
FedEx Corp., 4.10%, 2/1/45		58,000	45,735
United Parcel Service, Inc., 5.50%, 5/22/54		48,000	46,040
			91,775
Automobile Components — 0.0%
Magna International, Inc., 5.875%, 6/1/35		90,000	93,818
Automobiles — 0.2%
BMW U.S. Capital LLC, 5.20%, 8/11/35(6)		93,000	92,349
General Motors Co., 6.25%, 4/15/35		89,000	93,307
General Motors Co., 6.60%, 4/1/36		87,000	93,182
Hyundai Capital America, 4.75%, 4/6/29(6)		40,000	40,067
Hyundai Capital America, 5.15%, 3/27/30(6)		92,000	93,033
Hyundai Capital America, 4.55%, 1/8/31(6)		20,000	19,722
			431,660
Banks — 0.7%
Bank of America Corp., VRN, 5.93%, 9/15/27		62,000	62,327
Bank of America Corp., VRN, 4.48%, 4/23/30		60,000	59,831
Bank of America Corp., VRN, 4.46%, 2/6/32		60,000	59,183
Bank of America Corp., VRN, 2.48%, 9/21/36		108,000	93,919
Bank of America Corp., VRN, 3.85%, 3/8/37		100,000	92,926
Bank of Montreal, VRN, 3.80%, 12/15/32		97,000	95,411
Bank of Montreal, VRN, 3.09%, 1/10/37		60,000	53,849
Bank of Nova Scotia, VRN, 4.59%, 5/4/37		46,000	44,169
Canadian Imperial Bank of Commerce, VRN, 4.86%, 3/30/29		80,000	80,604
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31		93,000	94,202

Citizens Financial Group, Inc., VRN, 5.30%, 1/29/36	5,000	4,958
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30	90,000	92,831
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	31,000	31,602
Huntington Bancshares, Inc., VRN, 5.61%, 1/28/41	60,000	58,653
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	90,000	91,349
JPMorgan Chase & Co., VRN, 5.19%, 2/5/37	90,000	88,572
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	60,000	59,665
M&T Bank Corp., VRN, 6.08%, 3/13/32	88,000	92,244
M&T Bank Corp., VRN, 5.39%, 1/16/36	45,000	44,858
Royal Bank of Canada, VRN, 4.97%, 5/2/31	31,000	31,394
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	89,000	91,870
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41	60,000	58,541
Toronto-Dominion Bank, 3.91%, 1/13/28	65,000	64,585
Toronto-Dominion Bank, 4.36%, 4/23/29	30,000	29,923
Toronto-Dominion Bank, VRN, 5.15%, 9/10/34	72,000	72,430
Truist Financial Corp., VRN, 4.68%, 4/23/32	50,000	49,563
U.S. Bancorp, VRN, 4.97%, 7/22/33	83,000	82,595
U.S. Bancorp, VRN, 2.49%, 11/3/36	110,000	95,628
Wells Fargo & Co., VRN, 6.30%, 10/23/29	90,000	93,697
Westpac Banking Corp., VRN, 3.02%, 11/18/36	106,000	94,943
		2,066,322
Beverages — 0.0%
Keurig Dr. Pepper, Inc., 4.35%, 5/15/28	95,000	94,639
Maple Parent Holdings Corp., 4.75%, 3/26/29(6)	5,000	5,000
		99,639
Biotechnology — 0.1%
Amgen, Inc., 5.65%, 2/19/56	45,000	43,234
Amgen, Inc., 5.75%, 3/2/63	47,000	44,954
Biogen, Inc., 6.45%, 5/15/55	44,000	45,859
		134,047
Broadline Retail — 0.1%
Amazon.com, Inc., 4.25%, 3/13/31	50,000	49,524
Amazon.com, Inc., 5.80%, 3/13/56	50,000	49,247
Amazon.com, Inc., 5.55%, 11/20/65	49,000	45,753
		144,524
Capital Markets — 0.4%
Apollo Debt Solutions BDC, 5.875%, 8/30/30	62,000	61,472
Apollo Debt Solutions BDC, 5.70%, 1/23/31(6)	5,000	4,916
ARES Capital Corp., 2.875%, 6/15/28	75,000	71,610
ARES Capital Corp., 5.25%, 4/12/31	50,000	48,650
ARES Strategic Income Fund, 5.55%, 4/15/31(6)	60,000	58,223
Blackstone Private Credit Fund, 5.35%, 3/12/31	63,000	60,621
Blackstone Private Credit Fund, 5.95%, 5/15/31	20,000	19,675
Blackstone Secured Lending Fund, 2.85%, 9/30/28	33,000	30,961
Blue Owl Capital Corp., 2.875%, 6/11/28	40,000	37,535
Blue Owl Credit Income Corp., 6.65%, 3/15/31	44,000	43,843
Blue Owl Technology Finance Corp., 6.125%, 1/23/31	60,000	57,793
Brookfield Asset Management Ltd., 4.83%, 4/15/31	45,000	44,636
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	32,000	31,386
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	92,000	93,514
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(6)	47,000	46,469
Goldman Sachs Private Credit Corp., 6.15%, 6/16/31(6)	45,000	44,634
Hercules Capital, Inc., 5.35%, 2/10/29	25,000	24,664
HPS Corporate Lending Fund, 5.15%, 4/2/29(6)	20,000	19,593
Jefferies Financial Group, Inc., 6.20%, 4/14/34	90,000	92,153

Jefferies Financial Group, Inc., 5.50%, 2/15/36	40,000	38,537
Morgan Stanley, VRN, 5.07%, 1/30/37	65,000	63,624
Morgan Stanley, VRN, 5.30%, 4/20/37	93,000	93,143
TPG Operating Group II LP, 4.875%, 5/15/31	65,000	64,139
		1,151,791
Chemicals — 0.0%
Equate Petrochemical Co. KSCC, 4.25%, 11/3/26(6)	34,000	33,881
Consumer Finance — 0.1%
American Express Co., VRN, 4.73%, 4/25/29	94,000	94,515
Avolon Holdings Funding Ltd., 4.95%, 10/15/32(6)	64,000	62,464
Capital One Financial Corp., VRN, 5.82%, 2/1/34	31,000	31,900
Capital One Financial Corp., VRN, 6.38%, 6/8/34	79,000	83,547
Synchrony Financial, VRN, 4.95%, 2/25/32	65,000	63,523
		335,949
Consumer Staples Distribution & Retail — 0.1%
Dollar Tree, Inc., 4.20%, 5/15/28	95,000	94,502
Target Corp., 5.00%, 4/15/35	94,000	94,365
Walmart, Inc., 4.10%, 4/28/27	95,000	95,249
		284,116
Distributors — 0.1%
Genuine Parts Co., 4.95%, 8/15/29	93,000	92,888
Genuine Parts Co., 2.75%, 2/1/32	39,000	34,013
		126,901
Diversified REITs — 0.1%
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	25,000	24,589
Goodman U.S. Finance Seven LLC, 5.25%, 4/28/36(6)	60,000	59,112
Host Hotels & Resorts LP, 5.50%, 4/15/35	35,000	35,121
Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/33(6)	60,000	58,354
Regency Centers LP, 4.50%, 3/15/33	65,000	63,383
Simon Property Group LP, 6.65%, 1/15/54	41,000	45,405
Store Capital LLC, 5.40%, 4/30/30	62,000	62,716
		348,680
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 5.70%, 11/1/54	48,000	44,558
AT&T, Inc., 6.00%, 4/30/56	45,000	43,437
AT&T, Inc., 6.05%, 8/15/56	45,000	43,814
Comcast Corp., 5.50%, 5/15/64	52,000	45,501
Verizon Communications, Inc., 5.875%, 11/30/55	47,000	45,453
Verizon Communications, Inc., 6.00%, 11/30/65	48,000	46,326
		269,089
Electric Utilities — 0.3%
Basin Electric Power Cooperative, 5.85%, 10/15/55(6)	47,000	45,840
Entergy Louisiana LLC, 5.65%, 4/15/56	50,000	48,039
Eversource Energy, 5.45%, 3/1/28	43,000	43,656
Eversource Energy, VRN, 6.10%, 8/15/56	37,000	36,864
ITC Holdings Corp., 4.875%, 4/15/31(6)	60,000	59,937
NextEra Energy Capital Holdings, Inc., VRN, 6.75%, 6/15/54	47,000	49,240
Niagara Mohawk Power Corp., 6.00%, 7/3/55(6)	45,000	44,114
Oklahoma Gas & Electric Co., 5.90%, 4/1/56	18,000	17,983
Pacific Gas & Electric Co., 6.00%, 5/1/56	65,000	61,965
PacifiCorp, 4.25%, 3/15/29	13,000	12,889
PacifiCorp, 4.65%, 4/15/29	18,000	18,026
PacifiCorp, 6.25%, 10/15/37	39,000	40,881
PacifiCorp, 5.35%, 12/1/53	53,000	46,827
PSEG Power LLC, 5.20%, 5/15/30(6)	94,000	95,496

Southern California Edison Co., 5.45%, 6/1/31	38,000	38,951
Southern California Edison Co., 4.80%, 3/15/33	65,000	63,643
Southern California Edison Co., 5.875%, 12/1/53	49,000	46,139
Virginia Electric & Power Co., 5.70%, 3/15/56	50,000	48,237
Xcel Energy, Inc., 5.60%, 4/15/35	63,000	64,188
Xcel Energy, Inc., 6.50%, 7/1/36	31,000	33,520
		916,435
Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 6/15/31	35,000	34,599
Patterson-UTI Energy, Inc., 7.15%, 10/1/33	89,000	96,488
Schlumberger Investment, 5.15%, 5/7/36(7)	35,000	35,013
		166,100
Financial Services — 1.1%
CIMIC Finance Ltd., 6.00%, 4/22/36(6)	60,000	59,242
Enact Holdings, Inc., 6.25%, 5/28/29	60,000	62,034
Gulf Gate Apartments LLC, VRN, 3.73%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)	3,000,000	3,000,000
		3,121,276
Gas Utilities — 0.1%
Brooklyn Union Gas Co., 5.46%, 3/16/36(6)	25,000	24,778
Southern California Gas Co., 6.00%, 6/15/55	44,000	44,164
Spire, Inc., 4.60%, 9/1/31	60,000	59,490
		128,432
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	17,000	17,043
Fedex Freight Holding Co., Inc., 4.95%, 3/15/33(6)	30,000	29,475
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	93,000	93,930
XPO, Inc., 6.25%, 6/1/28(6)	93,000	94,347
		234,795
Health Care Equipment and Supplies — 0.0%
Baxter International, Inc., 2.54%, 2/1/32	74,000	62,901
Health Care Providers and Services — 0.2%
Centene Corp., 2.45%, 7/15/28	102,000	96,346
CommonSpirit Health, 4.98%, 9/1/35	96,000	93,294
CommonSpirit Health, 5.66%, 9/1/55	48,000	45,777
CVS Health Corp., 6.00%, 6/1/44	46,000	45,435
CVS Health Corp., 5.875%, 6/1/53	48,000	45,643
CVS Health Corp., 6.00%, 6/1/63	48,000	45,703
Health Care Service Corp. A Mutual Legal Reserve Co., 5.875%, 6/15/54(6)	47,000	44,480
Highmark, Inc., 5.75%, 5/15/36(6)	60,000	59,564
McKesson Corp., 4.65%, 5/30/30	94,000	94,642
		570,884
Hotels, Restaurants and Leisure — 0.0%
Expedia Group, Inc., 5.50%, 4/15/36	60,000	58,761
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27	40,000	40,097
Insurance — 0.2%
American National Global Funding, 5.55%, 1/28/30(6)	16,000	16,256
American National Global Funding, 4.875%, 1/23/31(6)	55,000	54,162
Athene Global Funding, 4.83%, 5/9/28(6)	31,000	30,930
Athene Global Funding, 5.54%, 8/22/35(6)	42,000	41,282
Global Atlantic Fin Co., 7.95%, 6/15/33(6)	40,000	43,902
Loews Corp., 4.94%, 4/1/36	50,000	48,823
RGA Global Funding, 5.00%, 8/25/32(6)	93,000	92,543
Willis North America, Inc., 4.55%, 3/15/31	65,000	64,207
		392,105

Interactive Media and Services — 0.1%
Alphabet, Inc., 5.75%, 2/15/66	30,000	29,210
Meta Platforms, Inc., 6.20%, 5/15/46(7)	15,000	15,044
Meta Platforms, Inc., 5.625%, 11/15/55	48,000	44,104
Meta Platforms, Inc., 6.30%, 5/15/56(7)	25,000	25,089
Meta Platforms, Inc., 5.75%, 5/15/63	48,000	44,287
Meta Platforms, Inc., 5.55%, 8/15/64	49,000	43,285
		201,019
IT Services — 0.1%
CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	99,000	94,656
Leidos, Inc., 5.00%, 3/15/36	35,000	34,195
		128,851
Life Sciences Tools and Services — 0.0%
Illumina, Inc., 4.75%, 12/12/30	96,000	95,666
Machinery — 0.1%
Cummins, Inc., 5.30%, 5/9/35	91,000	92,991
IDEX Corp., 4.95%, 9/1/29	92,000	92,925
Stanley Black & Decker, Inc., 2.30%, 3/15/30	104,000	95,365
Vertiv Group Corp., 4.125%, 11/15/28(6)	63,000	62,284
		343,565
Media — 0.1%
Cox Communications, Inc., 5.70%, 6/15/33(6)	95,000	94,476
Omnicom Group, Inc., 4.20%, 3/2/29	22,000	21,759
Omnicom Group, Inc., 5.30%, 6/2/36	35,000	33,845
		150,080
Metals and Mining — 0.1%
Glencore Funding LLC, 5.19%, 4/1/30(6)	92,000	93,457
Rio Tinto Finance USA PLC, 5.875%, 3/14/65	45,000	45,340
		138,797
Oil, Gas and Consumable Fuels — 0.4%
Cheniere Energy, Inc., 6.00%, 7/30/56(6)	5,000	4,939
Continental Resources, Inc., 4.375%, 1/15/28	94,000	93,562
Devon Energy Corp., 5.75%, 9/15/54	51,000	48,083
Enbridge, Inc., VRN, 6.25%, 3/1/78	99,000	99,505
Energy Transfer LP, 6.20%, 4/1/55	47,000	45,767
Energy Transfer LP, 6.30%, 1/15/56	45,000	44,498
MPLX LP, 5.30%, 4/1/36	25,000	24,568
MPLX LP, 6.20%, 9/15/55	46,000	45,359
MPLX LP, 6.10%, 4/1/56	40,000	38,905
ONEOK, Inc., 6.50%, 9/1/30(6)	35,000	36,976
Petroleos Mexicanos, 5.95%, 1/28/31	177,000	173,275
Plains All American Pipeline LP, 5.95%, 6/15/35	43,000	44,369
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	93,000	93,210
Targa Resources Corp., 6.05%, 5/15/56	35,000	34,011
TotalEnergies Capital SA, 5.43%, 9/10/64	49,000	45,509
TransCanada PipeLines Ltd., VRN, 6.375%, 10/17/56	32,000	32,258
Western Midstream Operating LP, 5.30%, 3/1/48	53,000	45,248
Woodside Finance Ltd., 6.00%, 5/19/35	92,000	95,727
		1,045,769
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, 5.75%, 11/10/36(7)	45,000	45,141
Southwest Airlines Co., 2.625%, 2/10/30	102,000	94,072
Southwest Airlines Co., 5.25%, 11/15/35	39,000	37,011
United Airlines, Inc., 4.625%, 4/15/29(6)	95,000	93,835
		270,059

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(6)	90,000	91,090
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 4.55%, 2/20/48	47,000	39,787
Merck & Co., Inc., 5.70%, 9/15/55	46,000	45,297
Novartis Capital Corp., 4.60%, 3/18/33	20,000	19,868
Novartis Capital Corp., 5.30%, 11/5/55	48,000	45,596
Novartis Capital Corp., 5.70%, 3/18/56	30,000	30,071
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	51,000	46,147
Viatris, Inc., 2.30%, 6/22/27	98,000	95,269
Viatris, Inc., 2.70%, 6/22/30	50,000	45,572
		367,607
Professional Services — 0.0%
Concentrix Corp., 6.50%, 3/1/29	45,000	43,964
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc., 1.75%, 6/1/30	106,000	95,566
Broadcom, Inc., 4.30%, 1/15/31	30,000	29,766
Intel Corp., 4.80%, 10/1/41	52,000	46,240
Intel Corp., 6.125%, 5/15/56	30,000	29,797
Intel Corp., 6.20%, 5/15/66	30,000	29,610
KLA Corp., 5.25%, 7/15/62	49,000	44,898
QUALCOMM, Inc., 5.00%, 5/20/35	94,000	94,105
		369,982
Software — 0.1%
Cadence Design Systems, Inc., 4.30%, 9/10/29	95,000	94,754
Oracle Corp., 6.15%, 11/9/29	90,000	92,752
Oracle Corp., 4.95%, 2/4/31	15,000	14,677
Oracle Corp., 4.30%, 7/8/34	55,000	48,942
Oracle Corp., 5.70%, 2/4/36	23,000	22,100
Oracle Corp., 5.375%, 9/27/54	54,000	41,597
		314,822
Specialty Retail — 0.0%
Home Depot, Inc., 5.15%, 6/25/26	17,000	17,033
Technology Hardware, Storage and Peripherals — 0.0%
Hewlett Packard Enterprise Co., 4.50%, 3/23/28	60,000	60,043
Tobacco — 0.0%
BAT Capital Corp., 7.08%, 8/2/53	40,000	44,298
Trading Companies and Distributors — 0.0%
Sumisho Air Lease Corp., 5.10%, 3/1/29	93,000	93,905
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 5.85%, 2/15/56	45,000	43,285
TOTAL CORPORATE BONDS (Cost $15,599,350)		15,447,599
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 2.5%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(6)	577,763	572,870
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	210,491	211,773
Chase Home Lending Mortgage Trust, Series 2025-10, Class A4A, VRN, 5.50%, 7/25/56(6)	361,907	362,281
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(6)	515,905	518,487
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	142,240	142,165
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)	87,126	87,325
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(6)	192,727	193,464
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.51%, 10/25/29(6)	7,421	7,358
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)	164,006	164,436
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	195,008	196,813

JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)	230,865	232,563
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)	159,901	161,151
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)	311,164	313,597
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	179,293	180,020
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(6)	597,938	594,237
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(6)	240,479	238,683
OBX Trust, Series 2025-NQM15, Class A1B, 5.14%, 7/27/65(6)	431,497	431,345
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(6)	616,137	613,340
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)	441,971	441,178
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	438,518	438,846
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	357,420	359,027
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 5.69%, 11/25/53(6)	45,605	45,542
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 5.97%, 3/25/54(6)	209,568	210,189
SG Residential Mortgage Trust, Series 2026-3, Class A1, VRN, 5.19%, 4/25/66(6)	281,000	280,999
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	9,825	8,851
		7,006,540
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 4.70%, (30-day average SOFR plus 1.05%), 1/25/44(6)	89,567	89,588
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,113,930)		7,096,128
ASSET-BACKED SECURITIES — 1.1%
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(6)	390,000	388,966
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class A, SEQ, 4.54%, 1/25/40(6)	355,234	353,600
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(6)	543,230	542,314
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(6)	551,922	550,399
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 9/15/31(6)	236,443	234,655
Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, 4/15/33(6)	235,979	234,833
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(6)	514,031	509,474
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	269,000	255,093
TOTAL ASSET-BACKED SECURITIES (Cost $3,075,886)		3,069,334
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.92%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	393,613
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(6)	396,000	399,428
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.70%, 1/6/29(6)	397,000	410,545
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(6)	323,000	323,680
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,532,827)		1,527,266
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,295
New York City GO, 6.27%, 12/1/37	40,000	42,226
North Dakota Housing Finance Agency Rev., VRDN, 3.72%, 5/7/26 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	45,848
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	78,724
State of California GO, 7.60%, 11/1/40	65,000	77,976
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,184
TOTAL MUNICIPAL SECURITIES (Cost $1,084,967)		1,035,253
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	191	137,915
iShares MSCI EAFE Small-Cap ETF	105	8,777
TOTAL EXCHANGE-TRADED FUNDS (Cost $143,064)		146,692

PREFERRED SECURITIES — 0.0%
Oil, Gas and Consumable Fuels — 0.0%
BP Capital Markets PLC, 6.45% (Cost $93,301)	88,000	92,195
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(2)	325	211
IT Services — 0.0%
NEXTDC Ltd.(2)	821	911
TOTAL RIGHTS (Cost $211)		1,122
SHORT-TERM INVESTMENTS — 8.5%
Commercial Paper(9) — 5.1%
Bank of Montreal, VRN, 3.95%, 12/9/26(6)	1,850,000	1,850,007
Concord Minutemen Capital Co. LLC, VRN, 3.93%, 9/4/26(6)	500,000	499,992
Ionic Funding LLC, 3.97%, 6/5/26(6)	3,000,000	2,988,336
Ionic Funding LLC, 4.14%, 10/2/26(6)	250,000	245,758
Ionic Funding LLC, Series IIA, 3.94%, 5/22/26(6)	1,250,000	1,247,049
Lion Bay Funding LLC, VRN, 3.67%, 7/29/26(6)	2,500,000	2,500,000
Lion Bay Funding LLC, VRN, 3.67%, 7/29/26(6)	2,500,000	2,500,000
Toyota Credit de Puerto Rico Corp., 4.17%, 9/21/26(6)	2,500,000	2,460,420
		14,291,562
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,785,136	3,785,136
State Street Navigator Securities Lending Government Money Market Portfolio(10)	4,711,895	4,711,895
		8,497,031
Treasury Bills(9) — 0.4%
U.S. Treasury Bills, 3.72%, 5/5/26	1,000,000	999,607
TOTAL SHORT-TERM INVESTMENTS (Cost $23,788,316)		23,788,200
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $245,353,430)		291,090,656
OTHER ASSETS AND LIABILITIES — (3.3)%		(9,210,443)
TOTAL NET ASSETS — 100.0%		$281,880,213

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,052,248	AUD	1,483,229	UBS AG	6/17/26	$(14,742)
CAD	1,645	USD	1,214	Citibank NA	6/26/26	—
CAD	5,008	USD	3,697	Citibank NA	6/26/26	(1)
USD	393,702	CAD	533,476	Citibank NA	6/17/26	190
USD	1,266,898	CAD	1,729,473	Morgan Stanley & Co. LLC	6/17/26	(8,827)
USD	425,311	CAD	576,590	Morgan Stanley & Co. LLC	6/17/26	(3)
USD	1,412	CAD	1,922	Bank of America NA	6/26/26	(6)
USD	19,750	CAD	27,005	Citibank NA	6/26/26	(178)
USD	2,785	CAD	3,833	Citibank NA	6/26/26	(43)
USD	1,654	CAD	2,283	Citibank NA	6/26/26	(31)
USD	12,430	CAD	17,237	Citibank NA	6/26/26	(289)
USD	16,723	CAD	23,186	Citibank NA	6/26/26	(386)
USD	2,789	CAD	3,804	JPMorgan Chase Bank NA	6/26/26	(18)
USD	4,497	CAD	6,205	UBS AG	6/26/26	(81)
USD	19,747	CAD	27,005	UBS AG	6/26/26	(180)
USD	2,218	CAD	3,036	UBS AG	6/26/26	(23)
USD	1,477	CAD	2,044	UBS AG	6/26/26	(32)
USD	12,642	CAD	17,503	UBS AG	6/26/26	(273)
USD	1,212	CAD	1,656	UBS AG	6/26/26	(10)

EUR	179,825	USD	209,486	JPMorgan Chase Bank NA	6/17/26	1,983
EUR	1,518	USD	1,755	Goldman Sachs & Co. LLC	6/26/26	31
EUR	12,902	USD	15,263	Goldman Sachs & Co. LLC	6/26/26	(84)
EUR	1,929	USD	2,261	Goldman Sachs & Co. LLC	6/26/26	9
EUR	10,028	USD	11,537	Morgan Stanley & Co. LLC	6/26/26	260
EUR	2,447	USD	2,867	Morgan Stanley & Co. LLC	6/26/26	11
EUR	15,977	USD	18,726	Morgan Stanley & Co. LLC	6/26/26	71
EUR	8,331	USD	9,793	Morgan Stanley & Co. LLC	6/26/26	8
EUR	1,326	USD	1,567	Morgan Stanley & Co. LLC	6/26/26	(7)
EUR	12,400	USD	14,553	Morgan Stanley & Co. LLC	6/26/26	35
EUR	1,784	USD	2,069	UBS AG	6/26/26	29
USD	3,899,837	EUR	3,368,831	Citibank NA	6/17/26	(61,826)
USD	10,920	EUR	9,350	Citibank NA	6/26/26	(80)
USD	106,813	EUR	91,457	Citibank NA	6/26/26	(781)
USD	9,877	EUR	8,417	Citibank NA	6/26/26	(26)
USD	1,817	EUR	1,565	Goldman Sachs & Co. LLC	6/26/26	(24)
USD	106,773	EUR	91,457	Goldman Sachs & Co. LLC	6/26/26	(821)
USD	10,916	EUR	9,350	Goldman Sachs & Co. LLC	6/26/26	(84)
USD	2,903	EUR	2,506	Goldman Sachs & Co. LLC	6/26/26	(45)
USD	17,030	EUR	14,492	Morgan Stanley & Co. LLC	6/26/26	(19)
USD	3,849	EUR	3,275	Morgan Stanley & Co. LLC	6/26/26	(4)
USD	10,911	EUR	9,350	Morgan Stanley & Co. LLC	6/26/26	(88)
USD	106,730	EUR	91,457	Morgan Stanley & Co. LLC	6/26/26	(864)
USD	1,390	EUR	1,200	Morgan Stanley & Co. LLC	6/26/26	(22)
USD	10,916	EUR	9,350	UBS AG	6/26/26	(84)
USD	106,776	EUR	91,457	UBS AG	6/26/26	(817)
USD	2,238	EUR	1,903	UBS AG	6/26/26	(1)
GBP	5,724	USD	7,550	Bank of America NA	6/26/26	238
GBP	3,260	USD	4,312	Bank of America NA	6/26/26	123
GBP	3,916	USD	5,283	JPMorgan Chase Bank NA	6/26/26	45
USD	785,445	GBP	582,162	Citibank NA	6/17/26	(6,670)
USD	786,376	GBP	582,170	Morgan Stanley & Co. LLC	6/17/26	(5,751)
USD	486,187	GBP	360,430	Morgan Stanley & Co. LLC	6/17/26	(4,229)
USD	6,376	GBP	4,741	Bank of America NA	6/26/26	(75)
USD	91,372	GBP	68,079	Bank of America NA	6/26/26	(1,257)
USD	5,662	GBP	4,182	Bank of America NA	6/26/26	(28)
USD	91,311	GBP	68,079	Goldman Sachs & Co. LLC	6/26/26	(1,318)
USD	5,557	GBP	4,114	JPMorgan Chase Bank NA	6/26/26	(40)
HUF	139,051,276	USD	444,309	Citibank NA	6/17/26	2,687
USD	449,086	HUF	139,051,276	Goldman Sachs & Co. LLC	6/17/26	2,091
USD	423,728	HUF	132,448,424	Goldman Sachs & Co. LLC	6/17/26	(2,042)
USD	172,019	IDR	2,907,553,257	Goldman Sachs & Co. LLC	6/17/26	4,290
JPY	548,250	USD	3,461	Bank of America NA	6/26/26	56
JPY	311,100	USD	1,963	Bank of America NA	6/26/26	33
JPY	275,400	USD	1,733	Bank of America NA	6/26/26	34
JPY	229,500	USD	1,449	JPMorgan Chase Bank NA	6/26/26	24
JPY	395,250	USD	2,501	JPMorgan Chase Bank NA	6/26/26	34
USD	181,806	JPY	28,749,316	Morgan Stanley & Co. LLC	6/17/26	(2,466)
USD	824,018	JPY	129,965,264	Morgan Stanley & Co. LLC	6/17/26	(9,007)
USD	2,162	JPY	341,700	Bank of America NA	6/26/26	(30)
USD	12,368	JPY	1,950,750	Bank of America NA	6/26/26	(145)
USD	3,727	JPY	591,600	Bank of America NA	6/26/26	(68)
USD	2,979	JPY	471,750	Bank of America NA	6/26/26	(47)
USD	8,458	JPY	1,331,950	JPMorgan Chase Bank NA	6/26/26	(85)
USD	41,632	JPY	6,585,800	JPMorgan Chase Bank NA	6/26/26	(612)
USD	2,284	JPY	362,100	JPMorgan Chase Bank NA	6/26/26	(39)
USD	5,561	JPY	879,750	JPMorgan Chase Bank NA	6/26/26	(82)
USD	2,485	JPY	395,250	JPMorgan Chase Bank NA	6/26/26	(50)

MXN	3,994,207	USD	221,726	Bank of America NA	6/17/26	6,104
USD	225,072	MXN	3,998,337	Goldman Sachs & Co. LLC	6/17/26	(2,994)
USD	195,326	MYR	764,739	Goldman Sachs & Co. LLC	6/18/26	2,430
USD	840,193	NOK	8,129,524	Morgan Stanley & Co. LLC	6/17/26	(36,855)
USD	845,614	NZD	1,449,677	Morgan Stanley & Co. LLC	6/17/26	(12,032)
USD	2,887,240	NZD	4,895,917	UBS AG	6/17/26	(9,242)
PLN	1,662,640	USD	450,110	Goldman Sachs & Co. LLC	6/17/26	8,538
USD	460,117	PLN	1,684,821	UBS AG	6/17/26	(4,650)
USD	238,436	ZAR	3,914,834	UBS AG	6/17/26	4,178
ZAR	3,840,310	USD	223,754	Bank of America NA	6/17/26	6,045
						$(151,037)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-BTP Italian Government 10-Year Bonds	10	June 2026	$1,372,701	$(33,583)
Euro-Bund 10-Year Bonds	2	June 2026	294,257	(1,341)
Euro-OAT 10-Year Bonds	9	June 2026	1,259,831	(22,831)
Korean Treasury 10-Year Bonds	5	June 2026	365,763	(4,996)
U.S. Treasury 2-Year Notes	66	June 2026	13,670,250	(8,112)
U.S. Treasury 10-Year Notes	42	June 2026	4,644,937	(19,551)
U.S. Treasury Long Bonds	9	June 2026	1,015,594	(43,049)
U.S. Treasury Ultra Bonds	15	June 2026	1,725,469	(25,217)
U.K. Gilt 10-Year Bonds	6	June 2026	706,964	(50,629)
			$25,055,766	$(209,309)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	12	June 2026	$924,960	$8,228
U.S. Treasury 10-Year Notes	6	June 2026	663,563	15,613
			$1,588,523	$23,841
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX Emerging Markets Index Series 45	Sell	1.00%	6/20/31	$300,000	$(12,633)	$4,681	$(7,952)
Markit CDX North America Investment Grade Index Series 46	Buy	(1.00)%	6/20/31	$2,500,000	(48,565)	(6,863)	(55,428)
					$(61,198)	$(2,182)	$(63,380)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.99%	1/2/31	BRL	7,500,000	$(41,052)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.44%	12/10/30	$3,100,000	$479	$39,541	$40,020
CPURNSA	Receive	2.43%	12/11/30	$4,500,000	487	57,843	58,330
CPURNSA	Receive	2.52%	2/3/31	$1,700,000	486	18,130	18,616
CPURNSA	Receive	2.36%	2/25/31	$1,000,000	489	17,676	18,165
CPURNSA	Receive	2.35%	2/26/31	$1,250,000	492	23,085	23,577
CPURNSA	Receive	2.56%	3/16/31	$1,230,000	496	11,091	11,587
CPURNSA	Receive	2.45%	3/30/36	$2,000,000	519	24,654	25,173
					$3,448	$192,020	$195,468

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
PYG	–	Paraguay Guarani
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,266,925. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,222,115.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,550,429, which represented 11.2% of total net assets.
(7)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,375,831, which includes securities collateral of $663,936.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$117,049,430	—	—
Common Stocks	38,012,919	$14,186,472	—
U.S. Treasury Securities	—	35,648,033	—
U.S. Government Agency Mortgage-Backed Securities	—	17,373,669	—
Sovereign Governments and Agencies	—	16,616,344	—
Corporate Bonds	—	15,447,599	—
Collateralized Mortgage Obligations	—	7,096,128	—
Asset-Backed Securities	—	3,069,334	—
Commercial Mortgage-Backed Securities	—	1,527,266	—
Municipal Securities	—	1,035,253	—
Exchange-Traded Funds	146,692	—	—
Preferred Securities	—	92,195	—
Rights	211	911	—
Short-Term Investments	8,497,031	15,291,169	—
	$163,706,283	$127,384,373	—
Other Financial Instruments
Futures Contracts	$15,613	$8,228	—
Swap Agreements	—	195,468	—
Forward Foreign Currency Exchange Contracts	—	39,577	—
	$15,613	$243,273	—
Liabilities
Other Financial Instruments
Futures Contracts	$95,929	$113,380	—
Swap Agreements	—	104,432	—
Forward Foreign Currency Exchange Contracts	—	190,614	—
	$95,929	$408,426	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,187	—	—	$(29)	$15,158	324	—	$591
American Century Focused Dynamic Growth ETF(3)	5,112	$72	$316	280	5,148	39	$419	—
American Century Focused Large Cap Value ETF	4,961	26	327	413	5,073	63	191	58
American Century Multisector Income ETF	15,197	—	—	(11)	15,186	347	—	640
American Century Quality Diversified International ETF	9,031	2,200	3,267	(297)	7,667	111	1,640	77
American Century Short Duration Strategic Income ETF	1,634	11,359	—	(52)	12,941	252	—	376
American Century U.S. Quality Growth ETF(4)	11,870	4,490	5,001	(553)	10,806	96	683	20
American Century U.S. Quality Value ETF(4)	13,671	4,046	710	1,331	18,338	274	18	213
Avantis International Equity ETF	7,082	2,646	2,611	1,235	8,352	93	230	82
Avantis International Small Cap Value ETF	1,574	583	312	416	2,261	21	108	35
Avantis U.S. Equity ETF	11,238	2,630	2,248	2,121	13,741	113	110	106
Avantis U.S. Small Cap Value ETF(4)	2,692	15	674	345	2,378	20	331	27
	$99,249	$28,067	$15,466	$5,199	$117,049	1,753	$3,730	$2,225
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.